INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax assets realization (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ (5,763,418)
Less than 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(896,281)
2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,169,361)
2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,237,712)
2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,079,860)
After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,380,204)
Eletrobras
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(589,572)	R$ (569,816)
Eletrobras | Less than 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(196,524)
Eletrobras | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(196,524)
Eletrobras | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(196,524)
CGT Eletrosul
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	1,419,829	1,500,987
CGT Eletrosul | Less than 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	63,145
CGT Eletrosul | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	60,026
CGT Eletrosul | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	43,372
CGT Eletrosul | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	26,110
CGT Eletrosul | After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	1,227,176
Furnas
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(4,182,762)	(4,135,512)
Furnas | Less than 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(648,987)
Furnas | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(882,444)
Furnas | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(917,024)
Furnas | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(926,648)
Furnas | After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(807,659)
Chesf
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(753,881)	(670,192)
Chesf | Less than 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(10,194)
Chesf | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(13,592)
Chesf | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(20,495)
Chesf | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(22,888)
Chesf | After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(686,712)
Eletropars
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(13,207)	(9,805)
Eletropars | Less than 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(4,402)
Eletropars | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(4,402)
Eletropars | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(4,403)
Eletronorte.
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,643,826)	R$ (1,859,412)
Eletronorte. | Less than 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(99,319)
Eletronorte. | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(132,425)
Eletronorte. | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(142,638)
Eletronorte. | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(156,435)
Eletronorte. | After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ (1,113,010)